Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 300	$ 573
Equity investment in publicly listed company	98	0
Equity method investments under equity method	16	11
Non-marketable equity securities	151	157
Total equity investments	$ 565	$ 741